Deferred revenue and customer advances	12 Months Ended
Mar. 31, 2023
Contract with Customer, Liability [Abstract]
Deferred revenue and customer advances
18.
Deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Deferred revenue	32,085	35,350
Customer advances	38,388	39,505
	70,473	74,855
Less: current portion	(66,983)	(71,295)
Non-current portion	3,490	3,560

All service fees received in advance are initially recorded as customer advances. These amounts are transferred to deferred revenue upon commencement of the provision of services by the Company and are recognized in the consolidated income statements in the period in which the services are provided. In general, service fees received in advance are non-refundable after the amounts are transferred to deferred revenue. Substantially all of the balances of deferred revenue and customer advances are generally recognized as revenue within one year.